SHARE-BASED COMPENSATION (Details 4) (2009 Incentive Plan [Member], Performance Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Shares, Begining Balance	640,000		0
Shares Vested	0		(20,000)
Shares Forfeited	(100,000)	[1]
Shares, Ending Balance	540,000		640,000
Weighted average grant-date fair value, Begining Balance	$ 6.34		$ 0
Weighted average grant-date fair value Vested	$ 0		$ 8.85
Weighted average grant-date fair value forfeited	$ 7.18	[1]
Weighted average grant-date fair value, Ending Balance	$ 6.34		$ 6.34
January 1, 2011 Isusue 1 [Member]
Shares Granted			360,000	[2]
Weighted average Grant-date fair value Granted			$ 8.85	[2]
January 1, 2011 Isusue 2 [Member]
Shares Granted			300,000	[3]
Weighted average Grant-date fair value Granted			$ 3.50	[3]

[1]	During the year ended December 31, 2012, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.
[2]	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.
[3]	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.